Note 13 - Stock-based Compensation - Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of options exercised (in shares)	278,975	285,700
Aggregate fair value	$ 7,421	$ 5,640
Employee Stock Option [Member]
Number of options exercised (in shares)	278,975	285,700
Aggregate fair value	$ 17,823	$ 14,213
Intrinsic value	10,403	8,572
Amount of cash received	7,420	5,641
Tax benefit recognized	$ 73	$ 102